N-2 - USD ($)				3 Months Ended
		Apr. 17, 2025	Mar. 26, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023
Cover [Abstract]
Entity Central Index Key		0000855886
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		John Hancock Premium Dividend Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (%)
Sales load (as a percentage of offering price) 1	1.00
Offering expenses (as a percentage of offering price) 2	0.93
Dividend Reinvestment Plan fees 3	None
1
Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common
Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any,
may
be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
2
Offering costs charged upon sale of the shares, based on the last reported sale price on March 26, 2025.
3
Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund. However, whenever
Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently
$0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the dividend reinvestment plan may buy additional Common Shares of the fund through the plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See “Distribution Policy” and “Dividend Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.93%
Annual Expenses [Table Text Block]
Annual Expenses (Percentage of Net Assets Attributable to Common Shares) (%)
Management fees 4	1.29
Interest Payments on Borrowed Funds 5	3.72
Other expenses	0.25
Total Annual Operating Expenses	5.26
Contractual Expense Reimbursement 6	(0.01)
Total Annual Fund Operating Expenses After Expense Reimbursements	5.25
4
See “Management of the Fund—The Advisor” in the accompanying Prospectus.
5
The fund uses leverage by borrowing under the LA. See “Other Investment Policies – Borrowing” and “Use of Leverage by the Fund” in the accompanying Prospectus.
6
The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds
$125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Management Fees [Percent]	[4]	1.29%
Interest Expenses on Borrowings [Percent]	[5]	3.72%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.25%
Total Annual Expenses [Percent]		5.26%
Waivers and Reimbursements of Fees [Percent]	[6]	(0.01%)
Net Expense over Assets [Percent]		5.25%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses set forth above, including any reimbursements through their current expiration date; (ii) sales load of 1.00%; (iii) offering expenses of
0.93%; (iv) a 5% annual return; and (v) all distributions are reinvested at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses ($)	$71	$173	$275	$528
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the fund’s
Common Shares. For more complete descriptions of certain of the fund’s costs and expenses, see “Management of the Fund” in the accompanying
Prospectus. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the fund’s dividend reinvestment plan may receive Common Shares purchased or issued at a price or value different from NAV. See “Distribution Policy” and “Dividend
Reinvestment Plan” in the accompanying Prospectus.
The example should not be considered a representation of past or future expenses, and the fund’s actual expenses may be greater or less than those shown. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 71
Expense Example, Years 1 to 3		173
Expense Example, Years 1 to 5		275
Expense Example, Years 1 to 10		$ 528
Purpose of Fee Table , Note [Text Block]
The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of October 31, 2024, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests. The offering costs to be paid or reimbursed by the fund are not included in the Annual Expenses table below.
However, these expenses will be borne by Common Shareholders and may result in a reduction in the NAV of Common Shares. See “Management of the
fund” and “Dividend Reinvestment Plan” in the accompanying Prospectus. The table and example are based on the fund’s capital structure as of
October 31, 2024.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Offering costs charged upon sale of the shares, based on the last reported sale price on March 26, 2025.
Management Fee not based on Net Assets, Note [Text Block]		See “Management of the Fund—The Advisor” in the accompanying Prospectus.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s investment objective is to provide high current income, consistent with modest growth of capital for holders of its Common Shares. The Fund will pursue its objective by investing in a diversified portfolio comprised primarily of dividend-paying preferred securities and common equity securities.
There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is not fundamental and may be changed without shareholder approval.
The Offering
John Hancock Investment Management Distributors LLC (the “Distributor”) has entered into a distribution agreement with the fund, dated April 21,
2022, authorizing it to act as distributor to the fund’s common shares of beneficial interest, no par value (the “Common Shares”), offered by this
Prospectus Supplement and the accompanying Prospectus dated April 11, 2025. The Distributor also has entered into a dealer agreement, dated
April 21, 2022 (the “Dealer Agreement”) with UBS Securities LLC (the “Dealer”) with respect to the fund relating to the Common Shares offered by this
Prospectus Supplement and the Prospectus. In accordance with the terms of the Dealer Agreement, the fund may offer and sell up to 2,000,000
Common Shares from time to time through the Dealer as sub-placement agent for the offer and sale of the Common Shares.
Offerings of the Common Shares will be subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), which generally require that the public offering price of common shares of a closed-end investment company (exclusive of distribution commissions and discounts)
must equal or exceed the net asset value (“NAV”) per share of the company’s common shares (calculated within 48 hours of pricing), absent shareholder approval or under certain other circumstances.
Sales of the Common Shares, if any, under this Prospectus Supplement and the accompanying Prospectus may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended (the “1933 Act”), including sales made directly on the New York Stock Exchange (“NYSE”) or sales made to or through a market maker other than on an exchange. The Common
Shares may not be sold through agents, underwriters or dealers without delivery or deemed delivery of this Prospectus Supplement and the accompanying Prospectus describing the method and terms of the offering of Common Shares.
Listing and Symbol
The fund’s currently outstanding Common Shares are listed on the NYSE under the symbol “PDT.” Any new Common Shares offered and sold hereby will be listed on the NYSE and trade under this symbol. As of March 26, 2025, the last reported sale price per share of Common Shares in the market as of the close of regular trading on the NYSE was $12.91.
Use of Proceeds
The fund currently intends to invest substantially all of the net proceeds of any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus in accordance with its investment objectives and policies as described in the accompanying Prospectus under
“Investment Objectives” and “Investment Strategies” within three months of receipt of such proceeds. Such investments may be delayed up to three months if suitable investments are unavailable at the time or for other reasons, such as market volatility and lack of liquidity in the markets of suitable investments. Pending such investment, the fund anticipates that it will invest the proceeds in short-term money market instruments, securities with remaining maturities of less than one year, cash or cash equivalents. A delay in the anticipated use of proceeds could lower returns and reduce the fund’s distribution to the holders of Common Shares (“Common Shareholders”) or result in a distribution consisting principally of a return of capital.
Investment Advisor and Subadvisor
The fund’s investment Advisor is John Hancock Investment Management LLC (the “Advisor” or “JHIM”) and its subadvisor is Manulife Investment
Management (US) LLC (the “Subadvisor” or ”subadvisor”).
The Advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), a subsidiary of Manulife Financial
Corporation. The Advisor is responsible for overseeing the management of the fund, including its day-to-day business operations and monitoring the subadvisor. As of December 31, 2024, the Advisor had total assets under management of approximately $165.2 billion.

Share Price [Table Text Block]
Market and Net Asset Value Information
The fund’s currently outstanding Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “PDT” and commenced trading on the NYSE in 1989.
The Common Shares have traded both at a premium and at a discount to their net asset value (“NAV”). The fund cannot predict whether its shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of common shares
(less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 24 hours of pricing). The fund’s issuance of Common Shares may have an adverse effect on prices in the secondary market for Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for Common Shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV. See “Risk Factors—General Risks—Market Discount Risk” in the
accompanying Prospectus.
The following table sets forth for each of the periods indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the Common Shares were trading as of such date. NAV is determined once daily as of the close of regular trading on the NYSE (typically 4:00

p.m.
, Eastern Time). See “Determination of Net Asset Value” in the
accompanying Prospectus for information as to the determination of the fund’s NAV.

	Market Price		NAV per Share on Date of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
Fiscal Quarter Ended	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)
January 31, 2023	14.2	12.72	12.95	12.84	9.65	-0.93
April 30, 2023	13.39	11.81	13.69	11.31	-2.19	4.42
July 31, 2023	12.57	11.10	12.13	11.25	3.63	-1.33
October 31, 2023	11.14	8.97	11.94	10.41	-6.70	-13.83
January 31, 2024	11.08	9.83	11.69	10.67	-5.22	-7.87
April 30, 2024	11.84	10.71	12.08	11.51	-1.99	-6.95
July 31, 2024	12.37	11.23	12.92	12.33	-4.26	-8.92
October 31, 2024	13.54	11.87	13.83	12.61	-2.10	-5.87
January 31, 2025	13.23	12.01	14.03	13.02	-5.70	-7.76
The last reported sale price, NAV per share and percentage discount to NAV per share of the Common Shares as of March 26, 2025 were $12.91,
$13.70 and -5.77%, respectively. As of March 26, 2025, the fund had 49,185,225 Common Shares outstanding and net assets of the fund were
$673,902,612.

Lowest Price or Bid				$ 12.01	$ 11.87	$ 11.23	$ 10.71	$ 9.83	$ 8.97	$ 11.1	$ 11.81	$ 12.72
Highest Price or Bid				13.23	13.54	12.37	11.84	11.08	11.14	12.57	13.39	14.2
Lowest Price or Bid, NAV				13.02	12.61	12.33	11.51	10.67	10.41	11.25	11.31	12.84
Highest Price or Bid, NAV				$ 14.03	$ 13.83	$ 12.92	$ 12.08	$ 11.69	$ 11.94	$ 12.13	$ 13.69	$ 12.95
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(5.70%)	(2.10%)	(4.26%)	(1.99%)	(5.22%)	(6.70%)	3.63%	(2.19%)	9.65%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(7.76%)	(5.87%)	(8.92%)	(6.95%)	(7.87%)	(13.83%)	(1.33%)	4.42%	(0.93%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following provides information about the fund’s outstanding securities as of October 31, 2024.

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares, no par value	Unlimited	0	49,185,225

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Share Price			$ 12.91
NAV Per Share			$ 13.7
Latest Premium (Discount) to NAV [Percent]			(5.77%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		49,185,225

[1]	Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund. However, whenever Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the dividend reinvestment plan may buy additional Common Shares of the fund through the plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See “Distribution Policy” and “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Offering costs charged upon sale of the shares, based on the last reported sale price on March 26, 2025.
[4]	See “Management of the Fund—The Advisor” in the accompanying Prospectus.
[5]	The fund uses leverage by borrowing under the LA. See “Other Investment Policies – Borrowing” and “Use of Leverage by the Fund” in the accompanying Prospectus.
[6]	The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.